EFMT 2026-RM4 ABS-15G

Exhibit 99.06

Data Compare Summary (Total)

Run Date - 9/11/2026 3:52:47 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	1	450	0.22%	450
Amortization Type	0	5	0.00%	450
Appraisal Effective Date	1	450	0.22%	450
Appraised Value	0	9	0.00%	450
Borrower Birth Date	0	450	0.00%	450
Borrower First Name	1	450	0.22%	450
Borrower Gender	1	450	0.22%	450
Borrower Last Name	0	450	0.00%	450
Borrower Middle Name	0	4	0.00%	450
Borrower SSN	0	1	0.00%	450
City	0	450	0.00%	450
Coborrower Birth Date	0	202	0.00%	450
Coborrower First Name	0	202	0.00%	450
Coborrower Gender	1	202	0.50%	450
Coborrower Last Name	0	202	0.00%	450
Coborrower Middle Name	0	2	0.00%	450
Coborrower SSN	0	1	0.00%	450
Hazard Insurance Monthly Premium	5	448	1.12%	450
Lien Position	0	5	0.00%	450
LTV Valuation Value	1	440	0.23%	450
Monthly HOA Dues	1	175	0.57%	450
Monthly Taxes	0	3	0.00%	450
Original Interest Rate	0	450	0.00%	450
Original LTV	0	450	0.00%	450
Product Description	1	6	16.67%	450
Property Type	3	429	0.70%	450
Purpose	1	450	0.22%	450
Representative FICO	17	447	3.80%	450
Residual Income Amount	0	1	0.00%	450
State	0	450	0.00%	450
Street	0	450	0.00%	450
Zip	3	450	0.67%	450
Total	37	8,634	0.43%	450